As filed with the Securities and Exchange Commission

                              on November 17, 2000

                             Securities Act File No.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. /____/

                             SCUDDER PATHWAY SERIES

               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette

                        Scudder Kemper Investments, Inc.

                             Two International Place

                              Boston, MA 02110-4103

                     (Name and Address of Agent for Service)

                                 (617) 295-1000

                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

 Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
 Scudder Kemper Investments, Inc.            Dechert
 Two International Place                     Ten Post Office Square - South
 Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:

                 Shares of Beneficial Interest ($.01 par value) of Scudder Pathway Series: Conservative Portfolio, Scudder Pathway Series:
                         Balanced Portfolio and Scudder
        Pathway Series: Growth Portfolio, each a series of the Registrant

-------------------------------------------------------------------------------

   It is proposed that this filing will become effective on December 18, 2000 pursuant to Rule 488 under the Securities Act of 1933.

-------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                            FARMERS INVESTMENT TRUST

         Please take notice that a Special Meeting of Shareholders (the "Meeting") of each series (each, a "Farmers Fund") of Farmers Investment Trust (the "Acquired Trust") will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on March 14, 2001, at [ ] [a][p].m., Eastern time, for the following purposes:

Proposal 1: To approve an Agreement and Plan of  Reorganization  (the "Plan")
            as it relates to (i) the transfer of all or substantially all of the assets and all of the liabilities of Farmers Income Portfolio to Scudder Pathway Series: Conservative Portfolio ("Pathway Conservative Portfolio"), (ii) the distribution to each shareholder of Farmers Income Portfolio shares of Pathway Conservative Portfolio of a corresponding class to those held by the shareholder in Farmers Income Portfolio in an amount equal to the value of their holdings in Farmers Income Portfolio and (iii) the termination of Farmers Income Portfolio.

Proposal 2: To approve  the Plan as it relates to (i) the  transfer of all or substantially all of the assets and all of the liabilities of Farmers Income with Growth Portfolio to Scudder Pathway Series:
            Moderate Portfolio ("Pathway Moderate Portfolio"), (ii) the distribution to each shareholder of Farmers Income with Growth Portfolio shares of Pathway Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Income with Growth Portfolio in an amount equal to the value of their holdings in Farmers Income with Growth Portfolio and (iii) the termination of Farmers Income with Growth Portfolio.

Proposal 3: To approve  the Plan as it relates to (i) the  transfer of all or substantially all of the assets and all of the liabilities of Farmers Balanced Portfolio to Scudder Pathway Series: Pathway Moderate Portfolio, (ii) the distribution to each shareholder of Farmers Balanced Portfolio shares of Pathway Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Balanced Portfolio in an amount equal to the value of their holdings in Farmers Balanced Portfolio and (iii) the termination of Farmers Balanced Portfolio.

Proposal 4: To approve  the Plan as it relates to (i) the  transfer of all or substantially all of the assets and all of the liabilities of Farmers Growth with Income Portfolio to Scudder Pathway Series:
            Pathway   Moderate   Portfolio,   (ii)  the   distribution  to  each
            shareholder of Farmers Growth with Income Portfolio shares of Pathway Moderate Portfolio of a corresponding class to those held by the shareholder in Farmers Growth with Income Portfolio in an amount equal to the value of their holdings in Farmers Growth with Income Portfolio and (iii) the termination of Farmers Growth with Income Portfolio.

Proposal 5: To approve  the Plan as it relates to (i) the  transfer of all or substantially all of the assets and all of the liabilities of Farmers Growth Portfolio to Scudder Pathway Series: Growth Portfolio ("Pathway Growth Portfolio"), (ii) the distribution to each shareholder of Farmers Growth Portfolio shares of Pathway Growth Portfolio of a corresponding class to those held by the shareholder in Farmers Growth Portfolio in an amount equal to the value of their holdings in Farmers Growth Portfolio and (iii) the termination of Farmers Growth Portfolio.

         The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

         Holders of record of shares of each Farmers Fund at the close of business on January 10, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

         In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the relevant Farmers Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                     By Order of the Board,

                                     /s/ John Millette

                                     John Millette
                                     Secretary

[Date], 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                                TABLE OF CONTENTS

                           PROXY STATEMENT/PROSPECTUS
                                  [DATE], 2001
           Relating to the acquisition of the assets of the series of
                 FARMERS INVESTMENT TRUST (the "Acquired Trust")
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                                    (800) [ ]

                           --------------------------

      by and in exchange for shares of beneficial interest of the series of
                 SCUDDER PATHWAY SERIES (the "Acquiring Trust")
                             Two International Place
                        Boston, Massachusetts 02110-4103
                                    (800) [ ]

                           --------------------------


                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Acquired Trust in connection with the Special Meeting of Shareholders of each series of the Acquired Trust (Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio) (each, a "Farmers Fund" and collectively, the "Farmers Funds") to be held on March 14, 2001, at the offices of Scudder Kemper Investments, Inc. ("Scudder Kemper"), 13th Floor, Two International Place, Boston, MA 02110-4103 at [ ] [a][p].m. (Eastern time), or at such later time made necessary by all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about January 12, 2001 or as soon as practicable thereafter.

         At the meeting, shareholders of each Farmers Fund, voting separately, will be asked to approve an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of each Farmers Fund would be acquired by a corresponding series of the Acquiring Trust (Scudder
Pathway Series: Conservative Portfolio; Scudder Pathway Series: Moderate Portfolio (formerly known as Balanced Portfolio); and Scudder Pathway Series:
Growth Portfolio) (each, a "Pathway Fund" and collectively, the "Pathway Funds"), in exchange for shares of beneficial interest of the applicable Pathway Fund and the assumption by each Pathway Fund of all of the liabilities of its corresponding Farmers Fund, listed in the chart below (each, a "Reorganization" and collectively, the "Reorganizations"). Shares of each Pathway Fund received would then be distributed to the shareholders of the corresponding Farmers Fund in complete liquidation of each Farmers Fund. As a result of the Reorganizations, each shareholder of a Farmers Fund will become a shareholder of a corresponding Pathway Fund, as listed in the chart below, and will receive shares of the applicable class of shares of a Pathway Fund in an amount equal to the value of their holdings in the Farmers Fund as of the close of business on the business day preceding the closing of each Reorganization (the "Valuation Date"). The closing of each Reorganization (the "Closing") is contingent upon shareholder approval of the Plan as it relates to such Reorganization. A copy of the Plan is attached as Exhibit A. Each Reorganization is expected to occur on or about [Date], 2001.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   NOR  PASSED   UPON  THE   ACCURACY   OR   ADEQUACY  OF  THIS  PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Plan provides that each Farmers Fund will transfer all or substantially all of its assets and all of its liabilities to the corresponding Pathway Fund listed opposite its name in the following chart:

Farmers Fund (Acquired Fund)      Pathway Fund (Acquiring Fund)

Farmers Income Portfolio          Scudder Pathway Series: Conservative Portfolio

Farmers Income with               Scudder Pathway Series: Moderate Portfolio
  Growth Portfolio

Farmers Balanced Portfolio        Scudder Pathway Series: Moderate Portfolio

Farmers Growth with               Scudder Pathway Series: Moderate Portfolio
  Income Portfolio

Farmers Growth Portfolio          Scudder Pathway Series: Growth Portfolio

         Class A Shareholders of each Farmers Fund will receive an amount of Class A shares of the corresponding Pathway Fund equal in value to their Class A shares of the Farmers Fund. Class B Shareholders of each Farmers Fund will receive an amount of Class B shares of the corresponding Pathway Fund equal in value to their Class B shares of the Farmers Fund.

         In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Farmers Funds whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either a Farmers Fund or a Pathway Fund (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of a Farmers Fund or a Pathway Fund.

         This Proxy Statement/Prospectus sets forth concisely the information about each Pathway Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of each Pathway Fund, see the Pathway Funds' prospectus dated December 29, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of each Farmers Fund, see the Farmers Funds' prospectus dated September 1, 2000, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Farmers Funds at the telephone number or address listed on the preceding page.

         Also incorporated herein by reference is the Pathway Funds' statement of additional information dated December 29, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing the Pathway Funds at the telephone number or address listed on the preceding page. A Statement of Additional Information, dated [Date], 2001, containing additional information about each Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing the Pathway Funds at the telephone number or address listed on the preceding page. Shareholder inquiries regarding the Pathway Funds may be made by calling (800) [ ] and shareholder inquiries regarding the Farmers Funds may be made by calling (800) [ ]. The information contained in this document concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

         The Pathway Funds and the Farmers Funds are diversified series of shares of beneficial interest of the Acquiring Trust and the Acquired Trust, respectively, which are open-end management investment companies organized as Massachusetts business trusts.

         The Board of Trustees unanimously recommends that shareholders of each Farmers Fund vote FOR the Proposal that relates to the Reorganization of their Fund into a corresponding Pathway Fund.

I.                SYNOPSIS

         The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganizations. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

Introduction

         The Board of Trustees of the Acquired Trust (unless otherwise noted, references to the "Board of Trustees" or "Trustees" refers to the Board of Trustees or Trustees of the Acquired Trust), including all of the Independent Trustees, approved the Plan at a meeting held on November 9, 2000. Subject to its approval by shareholders of each Farmers Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of each Farmers Fund to its corresponding Pathway Fund in exchange for Class A and Class B shares of beneficial interest of the applicable Pathway Fund, as noted in the chart above; (b) the distribution of such Pathway Fund shares to shareholders of its corresponding Farmers Fund in an amount equal to the value of their holdings in the applicable Farmers Fund; and (c) the termination of each Farmers Fund. As a result of the Reorganizations, each shareholder of a Farmers Fund will become a shareholder of a corresponding Pathway Fund, as noted in the chart above, and will hold, immediately after the Reorganizations, shares of the class of shares of the Pathway Fund that corresponds to the class of shares of the Farmers Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Farmers Fund on the Valuation Date. No front-end sales charges or contingent deferred sales charges will be imposed on shares issued in connection with the Reorganizations.

         Scudder Kemper is the investment manager of the Farmers Funds and the Pathway Funds. If the Reorganizations are completed, the Farmers Funds' shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives and automatic dividend reinvestment, as well as expanded exchange privileges. See "Purchases, Exchanges and Redemptions" below.

Reasons for the Proposed Reorganizations; Board Approval

         The Trustees have conducted a thorough review of all aspects of each proposed Reorganization. See "The Proposed Transactions - Board Approval of the Proposed Transactions" below. The Trustees believe that the Reorganizations will provide shareholders of each Farmers Fund with the following benefits:

o LOWER FUND LEVEL EXPENSES. Each Fund invests in certain underlying mutual funds ("Underlying Funds") and therefore bears a portion of the expenses of those Underlying Funds. In addition, each Farmers Fund also has fund level operating expenses, which are currently capped by contract at an annual rate of 1.00% and 1.75% of average daily net assets attributable to the Class A and Class B shares of each Farmers Fund, respectively. Class A and Class B shares of each Pathway Fund, through an agreement with Scudder Kemper, currently bear no fund level operating expenses other than distribution expenses at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of each Pathway Fund, respectively. Thus, if the Reorganizations are approved, shareholders of each Farmers Fund will benefit from lower total fund level operating expenses as shareholders of a corresponding Pathway Fund. See "Comparison of Expenses."

o EXPANDED EXCHANGE PRIVILEGES. The Shareholders of the Pathway Funds are able to exchange into any fund in the Scudder Family of Funds, while shareholders of the Farmers Funds currently may exchange only into other Farmers Funds.

o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. The combined Funds will continue to allocate their assets among other mutual funds in proportions similar to the allocations of the applicable Farmers Fund. As described below, the Pathway Funds may invest only in other Scudder Funds. The Farmers Funds may invest in both Scudder Funds and in funds that are not managed by Scudder Kemper.

o TAX-FREE REORGANIZATION. It is a condition of each Reorganization that each Farmers Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

         For these reasons, as more fully described below under "The Proposed Transactions - Board Approval of the Proposed Transactions," the Board of Trustees, including the Independent Trustees, has concluded that:

o each Reorganization is in the best interests of the applicable Farmers Fund and its shareholders; and

o the interests of the existing shareholders of each Farmers Fund will not be diluted as a result of the Reorganization.

         Accordingly, the Board of Trustees unanimously recommends approval of the Plan effecting each Reorganization. If the Plan is not approved by a Farmers Fund, that Farmers Fund will continue in existence unless other action is taken by the Board of Trustees, which could include the liquidation of a Fund in a taxable transaction.

Investment Objectives, Policies and Restrictions of the Funds

         This section will help you compare the investment objective and policies of each Farmers Fund with its corresponding Pathway Fund. Please be aware that this is only a summary. More complete information may be found in the Farmers Funds' and Pathway Funds' prospectuses.

    Farmers Income Portfolio - Scudder Pathway Series: Conservative Portfolio
                       ("Pathway Conservative Portfolio")

         The investment objectives, policies and restrictions of Farmers Income Portfolio and Pathway Conservative Portfolio are similar. Some differences do exist. The investment objective of Farmers Income Portfolio is to seek a high level of current income. The investment objective of Pathway Conservative Portfolio is to seek current income and, as a secondary objective, long-term growth of capital. There can be no assurance that either Fund will achieve its investment objective.

         Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Conservative Portfolio may invest only in other Scudder Funds while the Farmers Income Portfolio may invest in both Scudder Funds and funds that are not managed by Scudder Kemper. Farmers Income Portfolio and Pathway Conservative Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Income Portfolio's target allocation is as follows: 97% of its total assets in bond funds and 3% of its total assets in money funds. The portfolio managers of Farmers Income Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 80% and 100% of total assets and money funds must account for between 0% and 20% of total assets.

         Pathway Conservative Portfolio's target allocation is as follows: 60% of its total assets in bond funds and 40% of its total assets in equity funds. The portfolio managers of Pathway Conservative Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 50% and 70% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds, and equity funds must account for between 30% and 50% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds. Within the allocation of Pathway Conservative Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 10% of the Fund's total assets in international equity funds, excluding funds that invest in emerging markets, and between 0% and 5% of the Fund's total assets in small cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

         The Funds are currently managed by different portfolio managers. The respective managers of both Funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

         Each Fund's Underlying Funds may use a range of investment styles, with those of Farmers Income Portfolio emphasizing high-grade bonds. The Underlying Funds of Farmers Income Portfolio can buy many types of income-producing securities, among them, corporate bonds of varying credit qualities and maturities, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. The Underlying Funds of Pathway Conservative Portfolio can buy many types of securities, among them common stock of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

         The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Conservative Portfolio may invest only in Underlying Funds managed by Scudder Kemper while Farmers Income Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

    Farmers Income with Growth Portfolio - Scudder Pathway Series: Moderate
                    Portfolio ("Pathway Moderate Portfolio")

         The investment objectives, policies and restrictions of Farmers Income with Growth Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Income with Growth Portfolio is to seek current income and, as a secondary objective, long-term growth of capital. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

         Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest only in other Scudder Funds while the Farmers Income with Growth Portfolio may invest in both Scudder Funds and in funds that are not managed by Scudder Kemper. Farmers Income with Growth Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Income with Growth Portfolio's target allocation is as follows: 69% of its total assets in bond funds, 30% of its total assets in equity funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Income with Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 60% and 80% of total assets; equity funds must account for between 20% and 40% of total assets; and money funds must account for between 0% and 15% of total assets.

         Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

         The Funds are currently managed by different portfolio managers. The respective managers of both funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

         Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality (and varying credit qualities and maturities for Farmers Income with Growth Portfolio), U.S. Government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

         The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by Scudder Kemper while Farmers Income with Growth Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

             Farmers Balanced Portfolio - Pathway Moderate Portfolio

         The investment objectives, policies and restrictions of Farmers Balanced Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Balanced Portfolio is to seek a balance of current income and long-term growth of capital. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

         Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest only in other Scudder Funds while the Farmers
Balanced Portfolio may invest in both Scudder Funds and in funds that are not managed by Scudder Kemper. Farmers Balanced Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Balanced Portfolio's target allocation is as follows: 49% of its total assets in bond funds, 50% of its total assets in equity funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Balanced Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in bond funds must account for between 40% and 60% of total assets; equity funds must account for between 40% and 60% of total assets; and money funds must account for between 0% and 10% of total assets.

         Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

         The Funds are currently managed by different portfolio managers. The respective managers of both funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

         Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality (and varying credit qualities and maturities for Farmers Balanced Portfolio), U.S. Government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

         The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by Scudder Kemper while Farmers Balanced Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

        Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

         The investment objectives, policies and restrictions of Farmers Growth with Income Portfolio and Pathway Moderate Portfolio are similar. Some differences do exist. The investment objective of Farmers Growth with Income Portfolio is to seek long-term growth of capital and modest income. The investment objective of Pathway Moderate Portfolio is to seek a balance of current income and growth of capital. There can be no assurance that either Fund will achieve its investment objective.

         Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Moderate Portfolio may invest only in other Scudder Funds while the Farmers Growth with Income Portfolio may invest in both Scudder Funds and in funds that are not managed by Scudder Kemper. Farmers Growth with Income Portfolio and Pathway Moderate Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Growth with Income Portfolio's target allocation is as follows: 70% of its total assets in equity funds, 29% of its total assets in bond funds, and 1% of its total assets in money funds. The portfolio managers of Farmers Growth with Income Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in equity funds must account for between 60% and 80% of total assets; bond funds must account for between 20% and 40% of total assets; and money funds must account for between 0% and 10% of total assets.

         Pathway Moderate Portfolio's target allocation is as follows: 60% of its total assets in equity funds and 40% of its total assets in bond funds. The portfolio managers of Pathway Moderate Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 50% and 70% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 30% and 50% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Moderate Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 20% of the Fund's total assets in international equity funds, including up to 5% in equity funds that invest in emerging markets, and between 0% and 10% of the Fund's total assets in small cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

         The Funds are currently managed by different portfolio managers. The respective managers of both funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

         Each Fund's Underlying Funds may use a range of investment styles. These Underlying Funds can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality (and varying credit qualities and maturities for Farmers Growth with Income Portfolio), U.S. Government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

         The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Moderate Portfolio may invest only in Underlying Funds managed by Scudder Kemper while Farmers Growth with Income Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

       Farmers Growth Portfolio - Scudder Pathway Series: Growth Portfolio
                          ("Pathway Growth Portfolio")

         The investment objectives, policies and restrictions of Farmers Growth Portfolio and Pathway Growth Portfolio are similar. Some differences do exist. The investment objective of each Fund is to seek long-term growth of capital. There can be no assurance that either Fund will achieve its investment objective.

         Each Fund invests mainly in the securities of Underlying Funds. A significant difference in the Funds' investment policies is that the Pathway Growth Portfolio may invest only in other Scudder Funds while the Farmers Growth Portfolio may invest in both Scudder Funds and in funds that are not managed by Scudder Kemper. Farmers Growth Portfolio and Pathway Growth Portfolio invest different percentages of their assets in Underlying Funds with particular goals. Each Fund has a target allocation, which the portfolio managers use as a reference point in setting each Fund's actual allocation. While the actual allocation may vary, the portfolio managers expect that over the long term it will average out to be similar to that Fund's target allocation. Farmers Growth Portfolio's target allocation is as follows: 99% of its total assets in equity funds and 1% of its total assets in money funds. The portfolio managers of Farmers Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investments in equity funds must account for between 95% and 100% of total assets and money funds must account for between 0% and 5% of total assets.

         Pathway Growth Portfolio's target allocation is as follows: 85% of its total assets in equity funds and 15% of its total assets in bond funds. The portfolio managers of Pathway Growth Portfolio have the flexibility to adjust the allocation of the Fund's assets within the following ranges: investment in equity funds must account for between 75% and 95% of total assets, of which no more than 75% of this allocation may be invested in either all growth or all value funds, and bond funds must account for between 5% and 25% of total assets, of which no more than 20% of this allocation may be invested in high yield bond funds. Within the allocation of Pathway Growth Portfolio's assets in equity funds, the portfolio managers have the flexibility to invest between 0% and 30% of the Fund's total assets in international equity funds, including up to 10% in equity funds that invest in emerging markets, and between 0% and 20% of the Fund's total assets in small cap stock equity funds. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as money market securities. This would mean that each Fund would not be pursuing its objective.

         The Funds are currently managed by different portfolio managers. The respective managers of both funds regularly review the actual allocation of each respective Fund, and may adjust it in seeking to take advantage of current or expected market conditions or to manage risk. In making their allocation decisions for each respective Fund, the managers take a top-down approach, looking at the outlooks for various securities markets and segments of those markets. Based on the desired exposure to particular investments, the managers of the respective Funds then decide which funds to use as Underlying Funds and how much to invest in each Underlying Fund.

         Each Fund's Underlying Funds may use a range of investment styles, with those of Farmers Growth Portfolio emphasizing the growth component of their holdings. The Underlying Funds of Farmers Growth Portfolio can buy many types of securities, among them common stocks of companies of any size, money market instruments, and others. The Underlying Funds of Pathway Growth Portfolio can buy many types of securities, among them common stocks of companies of any size, corporate bonds of varying credit quality, U.S. Government and agency bonds, mortgage- and asset-backed securities, money market instruments, and others. Each Fund's Underlying Funds invest mainly in securities from U.S. issuers but may also invest in securities from foreign issuers.

         The Funds' investment restrictions (as such restrictions are set forth under "Investment Restrictions of the Portfolios" in each Fund's statement of additional information) are identical, except that, as noted above, Pathway Growth Portfolio may invest only in Underlying Funds managed by Scudder Kemper while Farmers Growth Portfolio has no such restriction. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders, while non-fundamental policies may be changed by a Fund's Board without shareholder approval. Investors should refer to each Fund's statement of additional information for a fuller description of the Fund's investment policies and restrictions.

Portfolio Turnover

         The portfolio turnover rate for each Pathway Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended August 31, 2000, along with the portfolio turnover rate for each Farmers Fund for the fiscal year ended April 30, 2000, is listed in the chart immediately below.

     Turnover Rates for                         Turnover Rates for the
       Farmers Funds                             Pathway Funds as of
as of Fiscal Year Ended April 30, 2000      Fiscal Year ended August 31, 2000

Farmers Income Portfolio             59%   Pathway Conservative Portfolio  26%
Farmers Income with Growth Portfolio 38%   Pathway Moderate Portfolio      28%
Farmers Balanced Portfolio           20%   Pathway Moderate Portfolio      28%
Farmers Growth with Income Portfolio 56%   Pathway Moderate Portfolio      28%
Farmers Growth Portfolio             31%   Pathway Growth Portfolio        27%


Performance

         The following table shows how the returns of each Farmers Fund and each Pathway Fund over different periods average out. For context, the table also includes [a] broad-based market index[es] (which, unlike the Funds, do[es] not have any fees or expenses). The performances of each Fund and the index[es] vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                           Average Annual Total Return
                            for the Periods Ended [ ]

                            [Tables to be inserted ]

         [Total return for the _________ would have been lower from _____ through _____ if the Investment Manager had not maintained expenses of certain Underlying Funds during that period.]

         For management's discussion of each Pathway Fund's performance for the fiscal year ended August 31, 2000, please refer to Exhibit B attached hereto.

Investment Manager; Fees and Expenses

         Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder
Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

         The Investment Manager receives a fee for its services pursuant to its investment management agreement with each class of the Farmers Funds. For these services, each Farmers Fund pays the Investment Manager a fee at an annual rate of 0.75% of the average daily net assets of each class of the Farmers Funds payable monthly. As of April 30, 2000, the total net assets for Farmers Income Portfolio were $106,712, for Farmers Income with Growth Portfolio were $870,103, for Farmers Balanced Portfolio were $1,363,832, for Farmers Growth with Income Portfolio were $1,084,360 and for Farmers Growth Portfolio were $2,463,887. For the fiscal year ended April 30, 2000, each class of the Farmers Funds paid the Investment Manager a fee of 0.75% of its average daily net assets. Shareholders pay no direct charges or fees for investment management or other services. The Investment Manager also receives management fees for managing certain of the Underlying Funds in which the Farmers Funds invest.

         The Investment Manager has agreed not to be paid a management fee for performing its services for the Pathway Funds. The Investment Manager does receive management fees for managing the Underlying Funds in which each of the Pathway Funds invest. Each Pathway Fund and Farmers Fund, as shareholders of the Underlying Funds in which they invest, bear their proportionate share of fees and expenses paid by the Underlying Funds.

Administration Agreement

         The Acquiring Trust, on behalf of each Pathway Fund, has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by each Pathway Fund (other than those provided by Scudder Kemper under its investment management agreement with the Pathway Funds). There is no fee currently payable by a Pathway Fund under the Administration Agreement. One effect of this arrangement is to make each Pathway Fund's future expense ratio more predictable. The details of this arrangement are set out below.

         Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to each Pathway Fund pursuant to separate agreements with each Pathway Fund. These Service Providers may differ from current Service Providers of each Farmers Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for each Pathway Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of each Pathway Fund. By contract with Scudder Service Corporation, Kemper Service Company, also a subsidiary of Scudder Kemper, will serve as shareholder servicing agent for the Class A and Class B shares following the Reorganizations. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of each Pathway Fund, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for each Pathway Fund.

         Under the Administration Agreement, each Service Provider provides the services to each Pathway Fund described above, except that Scudder Kemper pays these entities for the provision of their services to each Pathway Fund and pays most other fund expenses, including insurance, registration, printing and postage fees.

         The Administration Agreement will remain in effect with respect to the Class A and Class B shares for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee each Pathway Fund. Scudder Kemper has also agreed to bear certain other expenses of the Pathway Funds that are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Pathway Fund will continue to pay any fees required by its investment management agreement with Scudder Kemper.

Comparison of Expenses

         The  tables  and   examples   below  are  designed  to  assist  you  in
understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A and Class B shares of each Pathway Fund, and compare these with the expenses of the Class A and Class B shares of the corresponding Farmers Fund. As indicated below, it is expected that the total expense ratio of each Pathway Fund following the Reorganizations will be substantially lower than the current expense ratio for its corresponding Farmers Fund. The information is based on each Pathway Fund's expenses and average daily net assets during the twelve months ended August 31, 2000 and on each Farmers Fund's expenses and average daily net assets during the twelve months ended April 30, 2000. The information on a pro forma basis is as of August 31, 2000, giving effect to the Reorganization.

            Farmers Income Portfolio - Pathway Conservative Portfolio

                        Shareholder Transaction Expenses

                                    Maximum Sales Charge    Maximum Deferred
                                    (Load) Imposed on       Sales Charge (Load)
                                    Purchases (as a per-    (as a percentage of
FUND                                centage of offering     purchase price or
                                    price                   redemption proceeds)

Farmers Income Portfolio (Class A)           5.00%                None*
Pathway Conservative Portfolio (Class A)     5.75%                None*
Pro Forma (Combined) (Class A)               5.75%                None*
Farmers Income Portfolio (Class B)           None                 4.00%
Pathway Conservative Portfolio (Class B)     None                 4.00%
Pro Forma (Combined) (Class B)               None                 4.00%

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

                         Annual Fund Operating Expenses
               (as a percentage of average net assets) (Unaudited)

                                                                  Total
                                    Distribution                  Annual
                     Investment       and/or                      Fund             Expense
FUND                 Advisory         service        Other        Operating        Reimburse-      Net
                     Fees           (12b-1) Fees     Expenses     Expenses         ment            Expenses

Farmers Income           0.75%           0.25%         3.92%*         4.92%         3.92%**         1.00%
Portfolio (Class A)

Pathway                  None            0.25%          None          0.25%           N/A            N/A
Conservative
Portfolio (Class
A)

Pro Forma                None            0.25%          None          0.25%           N/A            N/A
(Combined) (Class
A)

Farmers Income           0.75%           1.00%         3.92%*         5.67%         3.92%**         1.75%
Portfolio (Class B)

Pathway                  None            1.00%          None          1.00%           N/A            N/A
Conservative
Portfolio (Class B)
Pro Forma                None            1.00%          None          1.00%           N/A            N/A
(Combined) (Class
B)

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

                  The range for the average weighted expense ratio borne by Farmers Income Portfolio in connection with its investments in the Underlying Funds is expected to be 0.43% to 0.87%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Income Portfolio invested in each of the Underlying Funds will fluctuate.

                  The range for the average weighted expense ratio borne by Pathway Conservative Portfolio in connection with its investments in the Underlying Funds is expected to be 0.73% to 0.97%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Conservative Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

         Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Expenses assuming you sold your shares at the end of each period:

FUND                                        1 year  3 years   5 years   10 years

Farmers Income Portfolio (Class A)          $659    $1,747     $2,822     $5,457
Pathway Conservative Portfolio (Class A)    $681      $905     $1,146     $1,838
Pro Forma (Combined) (Class A)              $681      $905     $1,146     $1,838
Farmers Income Portfolio (Class B)          $643    $1,823     $2,969     $5,494
Pathway Conservative Portfolio (Class B)    $588      $882     $1,201     $1,793
Pro Forma (Combined) (Class B)              $588      $882     $1,201     $1,793

Expenses assuming you held your shares at the end of each period:

FUND                                        1 year   3 years  5 years  10 years

Farmers Income Portfolio (Class A)          $659     $1,747   $2,822     $5,457
Pathway Conservative Portfolio (Class A)    $681       $905   $1,146     $1,838
Pro Forma (Combined) (Class A)              $681       $905   $1,146     $1,838
Farmers Income Portfolio (Class B)          $243     $1,523   $2,769     $5,494
Pathway Conservative Portfolio (Class B)    $188       $582   $1,001     $1,793
Pro Forma (Combined) (Class B)              $188       $582   $1,001     $1,793


        Farmers Income with Growth Portfolio - Pathway Moderate Portfolio
                        Shareholder Transaction Expenses

                                    Maximum Sales Charge    Maximum Deferred
                                    (Load) Imposed on       Sales Charge (Load)
                                    Purchases (as a per-    (as a percentage of
FUND                                centage of offering     purchase price or
                                    price                   redemption proceeds)

Farmers Income with Growth Portfolio         5.25%                 None*
(Class A)

Pathway Moderate Portfolio (Class A)         5.75%                 None*

Pro Forma (Combined) (Class A)               5.75%                 None*

Farmers Income with Growth Portfolio         None                  4.00%
(Class B)

Pathway Moderate Portfolio (Class B)         None                  4.00%

Pro Forma (Combined) (Class B)               None                  4.00%

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.


                         Annual Fund Operating Expenses
               (as a percentage of average net assets) (Unaudited)

                                                                  Total
                                    Distribution                  Annual
                     Investment       and/or                      Fund             Expense
FUND                 Advisory         service        Other        Operating        Reimburse-      Net
                     Fees           (12b-1) Fees     Expenses     Expenses         ment            Expenses


Farmers Income          0.75%            0.25%         1.41%*         2.41%          1.41%**         1.00%
with Growth
Portfolio (Class A)

Pathway Moderate         None            0.25%          None          0.25%            N/A            N/A
Portfolio (Class A)

Pro Forma                None            0.25%          None          0.25%            N/A            N/A
(Combined) (Class A)

Farmers Income          0.75%            1.00%         1.41%*         3.16%          1.41%**         1.75%
with Growth
Portfolio (Class B)

Pathway Moderate         None            1.00%          None          1.00%            N/A            N/A
Portfolio (Class B)

Pro Forma                None            1.00%          None          1.00%            N/A            N/A
(Combined) (Class B)

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

                  The range for the average weighted expense ratio borne by Farmers Income with Growth Portfolio in connection with its investments in the Underlying Funds is expected to be 0.54% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Income with Growth Portfolio invested in each of the Underlying Funds will fluctuate.

                  The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.80% to 1.49%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

         Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Expenses assuming you sold your shares at the end of each period:

FUND                                   1 year   3 years    5 years  10 years

Farmers Income with Growth Portfolio   $690     $1,312     $1,958     $3,682
(Class A)

Pathway Moderate Portfolio (Class A)   $709       $993     $1,297     $2,158

Pro Forma (Combined) (Class A)         $709       $993     $1,297     $2,158

Farmers Income with Growth Portfolio   $649     $1,352     $2,073     $3,695
(Class B)

Pathway Moderate Portfolio (Class B)   $618       $973     $1,354     $2,117

Pro Forma (Combined) (Class B)         $618       $973     $1,354     $2,117

Expenses assuming you held your shares at the end of each period:

FUND                                   1 year    3 years   5 years   10 years

Farmers Income with Growth Portfolio   $690      $1,312    $1,958      $3,682
(Class A)

Pathway Moderate Portfolio (Class A)   $709        $993    $1,297      $2,158

Pro Forma (Combined) (Class A)         $709        $993    $1,297      $2,158

Farmers Income with Growth Portfolio   $249      $1,052    $1,873      $3,695
(Class B)

Pathway Moderate Portfolio (Class B)   $218        $673    $1,154      $2,117

Pro Forma (Combined) (Class B)         $218        $673    $1,154      $2,117

             Farmers Balanced Portfolio - Pathway Moderate Portfolio

                        Shareholder Transaction Expenses

                                    Maximum Sales Charge    Maximum Deferred
                                    (Load) Imposed on       Sales Charge (Load)
                                    Purchases (as a per-    (as a percentage of
FUND                                centage of offering     purchase price or
                                    price                   redemption proceeds)

Farmers Balanced Portfolio (Class A)      5.75%                 None*
Pathway Moderate Portfolio (Class A)      5.75%                 None*
Pro Forma (Combined) (Class A)            5.75%                 None*
Farmers Balanced Portfolio (Class B)      None                  4.00%
Pathway Moderate Portfolio (Class B)      None                  4.00%
Pro Forma (Combined) (Class B)            None                  4.00%

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

                         Annual Fund Operating Expenses
               (as a percentage of average net assets) (Unaudited)

                                                                  Total
                                    Distribution                  Annual
                     Investment       and/or                      Fund             Expense
FUND                 Advisory         service        Other        Operating        Reimburse-      Net
                     Fees           (12b-1) Fees     Expenses     Expenses         ment            Expenses

Farmers Balanced        0.75%            0.25%         0.95%*         1.95%          0.95%**         1.00%
Portfolio (Class A)

Pathway Moderate         None            0.25%          None          0.25%            N/A            N/A
Portfolio (Class A)

Pro Forma                None            0.25%          None          0.25%            N/A            N/A
(Combined) (Class A)

Farmers Balanced        0.75%            1.00%         0.95%*         2.70%          0.95%**         1.75%
Portfolio (Class B)

Pathway Moderate         None            1.00%          None          1.00%            N/A            N/A
Portfolio (Class B)

Pro Forma                None            1.00%          None          1.00%            N/A            N/A
(Combined) (Class B)

*    Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

                  The range for the average weighted expense ratio borne by Farmers Balanced Portfolio in connection with its investments in the Underlying Funds is expected to be 0.59% to 0.88%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Balanced Portfolio invested in each of the Underlying Funds will fluctuate.

                  The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.80% to 1.49%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

         Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Expenses assuming you sold your shares at the end of each period:

FUND                                    1 year    3 years     5 years   10 years

Farmers Balanced Portfolio (Class A)    $742      $1,277      $1,838      $3,358
Pathway Moderate Portfolio (Class A)    $709        $993      $1,297      $2,158
Pro Forma (Combined) (Class A)          $709        $993      $1,297      $2,158
Farmers Balanced Portfolio (Class B)    $652      $1,268      $1,907      $3,333
Pathway Moderate Portfolio (Class B)    $618        $973      $1,354      $2,117
Pro Forma (Combined) (Class B)          $618        $973      $1,354      $2,117

Expenses assuming you held your shares at the end of each period:

FUND                                    1 year   3 years     5 years   10 years

Farmers Balanced Portfolio (Class A)    $742     $1,277      $1,838      $3,358
Pathway Moderate Portfolio (Class A)    $709       $993      $1,297      $2,158
Pro Forma (Combined) (Class A)          $709       $993      $1,297      $2,158
Farmers Balanced Portfolio (Class B)    $252       $968      $1,707      $3,333
Pathway Moderate Portfolio (Class B)    $218       $673      $1,154      $2,117
Pro Forma (Combined) (Class B)          $218       $673      $1,154      $2,117

        Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

                        Shareholder Transaction Expenses

                                    Maximum Sales Charge    Maximum Deferred
                                    (Load) Imposed on       Sales Charge (Load)
                                    Purchases (as a per-    (as a percentage of
FUND                                centage of offering     purchase price or
                                    price                   redemption proceeds)

Farmers Growth with Income Portfolio       5.75%                None*
(Class A)

Pathway Moderate Portfolio (Class A)       5.75%                None*

Pro Forma (Combined) (Class A)             5.75%                None*

Farmers Growth with Income Portfolio       None                 4.00%
(Class B)

Pathway Moderate Portfolio (Class B)       None                 4.00%

Pro Forma (Combined) (Class B)             None                 4.00%

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

                         Annual Fund Operating Expenses
               (as a percentage of average net assets) (Unaudited)

                                                                  Total
                                    Distribution                  Annual
                     Investment       and/or                      Fund             Expense
FUND                 Advisory         service        Other        Operating        Reimburse-      Net
                     Fees           (12b-1) Fees     Expenses     Expenses         ment            Expenses

Farmers Growth          0.75%            0.25%         1.18%*         2.18%          1.18%**         1.00%
with Income
Portfolio (Class A)

Pathway Moderate         None            0.25%          None          0.25%            N/A            N/A
Portfolio (Class A)

Pro Forma                None            0.25%          None          0.25%            N/A            N/A
(Combined) (Class A)

Farmers Growth          0.75%            1.00%         1.18%*         2.93%          1.18%**         1.75%
with Income
Portfolio (Class B)

Pathway Moderate         None            1.00%          None          1.00%            N/A            N/A
Portfolio (Class B)

Pro Forma                None            1.00%          None          1.00%            N/A            N/A
(Combined) (Class B)

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

                  The range for the average weighted expense ratio borne by Farmers Growth with Income Portfolio in connection with its investments in the Underlying Funds is expected to be 0.66% to 1.00%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Growth with Income Portfolio invested in each of the Underlying Funds will fluctuate.

                  The range for the average weighted expense ratio borne by Pathway Moderate Portfolio in connection with its investments in the Underlying Funds is expected to be 0.80% to 1.49%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Moderate Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

         Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Expenses assuming you sold your shares at the end of each period:

FUND                                    1 year   3 years    5 years   10 years

Farmers Growth with Income Portfolio    $750     $1,347     $1,968      $3,632
(Class A)

Pathway Moderate Portfolio (Class A)    $709       $993     $1,297      $2,158

Pro Forma (Combined) (Class A)          $709       $993     $1,297      $2,158

Farmers Growth with Income Portfolio    $661     $1,341     $2,040      $3,612
(Class B)

Pathway Moderate Portfolio (Class B)    $618       $973     $1,354      $2,117

Pro Forma (Combined) (Class B)          $618       $973     $1,354      $2,117

Expenses assuming you held your shares at the end of each period:

FUND                                      1 year    3 years   5 years  10 years

Farmers Growth with Income Portfolio       $750      $1,347    $1,968     $3,632
(Class A)

Pathway Moderate Portfolio (Class A)       $709        $993    $1,297     $2,158

Pro Forma (Combined) (Class A)             $709        $993    $1,297     $2,158

Farmers Growth with Income Portfolio       $261      $1,041    $1,840     $3,612
(Class B)

Pathway Moderate Portfolio (Class B)       $218        $673    $1,154     $2,117

Pro Forma (Combined) (Class B)             $218        $673    $1,154     $2,117

               Farmers Growth Portfolio - Pathway Growth Portfolio
                        Shareholder Transaction Expenses

                                    Maximum Sales Charge    Maximum Deferred
                                    (Load) Imposed on       Sales Charge (Load)
                                    Purchases (as a per-    (as a percentage of
FUND                                centage of offering     purchase price or
                                    price                   redemption proceeds)

Farmers Growth Portfolio (Class A)      5.75%                    None*
Pathway Growth Portfolio (Class A)      5.75%                    None*
Pro Forma (Combined) (Class A)          5.75%                    None*
Farmers Growth Portfolio (Class B)      None                     4.00%
Pathway Growth Portfolio (Class B)      None                     4.00%
Pro Forma (Combined) (Class B)          None                     4.00%

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

                         Annual Fund Operating Expenses
               (as a percentage of average net assets) (Unaudited)

                                                                  Total
                                    Distribution                  Annual
                     Investment       and/or                      Fund             Expense
FUND                 Advisory         service        Other        Operating        Reimburse-      Net
                     Fees           (12b-1) Fees     Expenses     Expenses         ment            Expenses


Farmers Growth          0.75%            0.25%         0.66%*         1.66%          0.66%**         1.00%
Portfolio (Class A)

Pathway Growth           None            0.25%          None          0.25%            N/A            N/A
Portfolio (Class A)

Pro Forma                None            0.25%          None          0.25%            N/A            N/A
(Combined) (Class A)

Farmers Growth          0.75%            1.00%         0.66%*         2.41%          0.66%**         1.75%
Portfolio (Class B)

Pathway Growth           None            1.00%          None          1.00%            N/A            N/A
Portfolio (Class B)

Pro Forma                None            1.00%          None          1.00%            N/A            N/A
(Combined) (Class B)

* Includes compensation and expenses of the Board of Trustees.

** By contract, compensation and expenses of the Board of Trustees are reimbursed by the Investment Manager until the Fund's assets reach $50,000,000.

                  The range for the average weighted expense ratio borne by Farmers Growth Portfolio in connection with its investments in the Underlying Funds is expected to be 0.75% to 1.21%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Farmers Growth Portfolio invested in each of the Underlying Funds will fluctuate.

                  The range for the average weighted expense ratio borne by Pathway Growth Portfolio in connection with its investments in the Underlying Funds is expected to be 0.77% to 1.81%. The range has been restated to reflect new fixed rate administrative fees for certain affiliated Underlying Funds. This information is provided as a range since the average assets of Pathway Growth Portfolio invested in each of the Underlying Funds will fluctuate.

Examples

         Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

Expenses assuming you sold your shares at the end of each period:

FUND                                  1 year     3 years     5 years   10 years

Farmers Growth Portfolio (Class A)      $764      $1,289      $1,839    $3,332
Pathway Growth Portfolio (Class A)      $722      $1,033      $1,366    $2,304
Pro Forma (Combined) (Class A)          $722      $1,033      $1,366    $2,304
Farmers Growth Portfolio (Class B)      $676      $1,281      $1,908    $3,307
Pathway Growth Portfolio (Class B)      $632      $1,015      $1,425    $2,265
Pro Forma (Combined) (Class B)          $632      $1,015      $1,425    $2,265

Expenses assuming you held your shares at the end of each period:

FUND                                  1 year   3 years     5 years     10 years

Farmers Growth Portfolio (Class A)     $764     $1,289      $1,839      $3,332
Pathway Growth Portfolio (Class A)     $722     $1,033      $1,366      $2,304
Pro Forma (Combined) (Class A)         $722     $1,033      $1,366      $2,304
Farmers Growth Portfolio (Class B)     $276       $981      $1,708      $3,307
Pathway Growth Portfolio (Class B)     $232       $715      $1,225      $2,265
Pro Forma (Combined) (Class B)         $232       $715      $1,225      $2,265

Financial Highlights

         The financial highlights tables for the Pathway Funds prior to the creation of the Class A and Class B shares, which are intended to help you understand the Pathway Funds' financial performance for the past five years, is included in the Pathway Funds' prospectus dated December 29, 2000, which is included herewith and incorporated herein by reference.

Distribution and Services Fees

         Pursuant to a shareholder services and distribution agreement with the Acquiring Trust, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, will serve as principal underwriter and distributor for the Class A and Class B shares for the combined Funds and will act as agent of each Fund in the continuous offering of its shares. KDI will also provide execution services for the Funds in connection with the Funds' purchase of Underlying Fund shares and will receive compensation of up to 1% of the purchase price of such shares from the Underlying Funds' underwriters in connection therewith.

         Each Fund has adopted a substantially similar shareholder services and distribution plan on behalf of Class A and Class B shares in accordance with Rule 12b-1 (the "12b-1 Plan") under the 1940 Act. The 12b-1 Plan provides for fees payable as expenses of the Class A and Class B shares that are used by KDI to pay for distribution and services for those classes. Each fee is payable monthly to KDI at an annual rate of 0.25% and 1.00% of average daily net assets attributable to the Class A and Class B shares of each Fund, respectively. KDI may engage other firms to provide information and shareholder services for shareholders of each Fund. KDI may pay each such firm a service fee at annual rate of up to 0.25% of net assets of the Class A and Class B shares maintained and serviced by the firm.

Purchases, Exchanges and Redemptions

         At the time of the Closing, the procedures for purchases, exchanges and redemptions of Class A and Class B shares of the Pathway Funds will be identical to those of the Farmers Funds. At the time of the Closing, corresponding classes of shares of the Pathway Funds will have identical sales charges to those of the Farmers Funds. The Pathway Funds will have a maximum initial sales charge of 5.75% on Class A shares. Shareholders who purchase $1 million or more of Class A shares will pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1.00% if the shares are sold within 2 years of the date on which they were purchased. Class B shares will be sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC will begin at 4.00% for shares sold in the first year, will decline to 1.00% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares.

         Class A and Class B shares of the Pathway Funds received in the Reorganizations will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of Farmers Funds exchanged for corresponding shares of the Pathway Funds as a result of the Reorganizations. However, following the Reorganizations, any CDSC that applies to shares of Farmers Funds will continue to apply to shares of the corresponding Pathway Funds received in the Reorganizations, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganizations.

         Services available to shareholders of Farmers Funds will be identical to those available to shareholders of the Pathway Funds and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions and reinvestment privileges. In addition, as noted above, unlike shareholders of the Farmers Funds, shareholders of Pathway Funds may exchange their shares into most other Scudder Funds that offer Class A and Class B shares. Please see the Pathway Funds' prospectus for additional information.

Dividends and Other Distributions

         Pathway Conservative Portfolio, Pathway Moderate Portfolio, Farmers Income Portfolio, Farmers Income with Growth Portfolio and Farmers Balanced Portfolio intend to declare dividends from their net investment income daily and distribute them quarterly. Farmers Growth with Income Portfolio and Farmers Growth Portfolio intend to declare dividends from their net investment income daily and distribute them in November or December of each year. Pathway Growth Portfolio intends to declare dividends from its net investment income daily and distribute them in December of each year. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the same class of that Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

         If the Plan is approved by Farmers Funds' shareholders, Farmers Funds will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

         As a condition to each Reorganization, each Pathway Fund and Farmers Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, each Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If a Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by Farmers Funds or their shareholders as a direct result of the Reorganization. See "The Proposed Transactions - Federal Income Tax Consequences" below.

II.               PRINCIPAL RISK FACTORS

            Farmers Income Portfolio - Pathway Conservative Portfolio

         Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Conservative Portfolio are similar to those presented by Farmers Income Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. Unlike Farmers Income Portfolio, Pathway Conservative Portfolio has equity fund exposure in its target allocation, including exposure to international equity funds, and therefore Pathway Conservative Portfolio has a greater level of equity market risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

        Farmers Income with Growth Portfolio - Pathway Moderate Portfolio

         Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Income with Growth Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. Pathway Moderate Portfolio has substantially greater equity fund exposure than Farmers Income with Growth Portfolio in its target allocation, including exposure to international equity funds, and therefore Pathway Moderate Portfolio has a greater level of equity market risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

             Farmers Balanced Portfolio - Pathway Moderate Portfolio

         Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Balanced Portfolio. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

        Farmers Growth with Income Portfolio - Pathway Moderate Portfolio

         Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Moderate Portfolio are similar to those presented by Farmers Growth with Income Portfolio. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk, credit risk, interest rate risk and risk associated with exposure to foreign markets. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

               Farmers Growth Portfolio - Pathway Growth Portfolio

         Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Pathway Growth Portfolio are similar to those presented by Farmers Growth Portfolio. Some differences do exist. The main risks applicable to each Fund stem from investments in the Underlying Funds and include, among others, market risk and risk associated with exposure to foreign markets. Unlike Farmers Growth Portfolio, Pathway Growth Portfolio has bond fund exposure in its target allocation, and therefore Pathway Growth Portfolio has an attendant interest rate risk. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

                                      * * *

         For a further discussion of the investment techniques and risk factors applicable to each Fund, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds.

III.              THE PROPOSED TRANSACTIONS

Description of the Plan

         As stated above, the Plan provides for the transfer of all or substantially all of the assets of Farmers Funds to the Pathway Funds in exchange for that number of full and fractional Class A and Class B shares having an aggregate net asset value equal to the aggregate net asset value of Farmers Funds as of the close of business on the Valuation Date. The Pathway Funds will assume all of the liabilities of Farmers Funds. Farmers Funds will distribute the Class A and Class B shares received in the exchange to the shareholders of Farmers Funds in complete liquidation of Farmers Funds. Farmers Funds will then be terminated.

         Upon completion of the Reorganization, each shareholder of Farmers Funds will own that number of full and fractional Class A and Class B shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in that Farmers Fund as of the close of business on the Valuation Date. Such shares will be held in an account with the Pathway Funds identical in all material respects to the account currently maintained by Farmers Funds for such shareholder. In the interest of economy and convenience, Class A and Class B shares issued to Farmers Funds' shareholders in the Reorganizations will be in uncertificated form. If Class A or Class B shares of Farmers Funds are represented by certificates prior to the Closing, such certificates should be returned to Farmers Funds' shareholder servicing agent. Any Class A and Class B shares of the Pathway Funds distributed in the Reorganizations to shareholders in exchange for certificated shares of Farmers Funds may not be transferred, exchanged or redeemed without delivery of such certificates.

         Until the Closing, shareholders of Farmers Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by Farmers Funds' transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of Class A or Class B shares of the Pathway Funds received by the shareholder in connection with each Reorganization.

         The obligations of each Trust on behalf of the respective Funds under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforeseen events, the Plan may be terminated: (i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by ____ __, 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganizations. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder Meeting if such amendment would have the effect of changing the provisions for determining the number of shares of each Pathway Fund to be issued to its corresponding Farmers Fund in the Plan to the detriment of the Farmers Funds' shareholders without their approval. For a complete description of the terms and conditions of each Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transactions

         Scudder Kemper presented the Reorganizations to the Trustees based on its determination that the investment portfolios offered through the Acquired Trust as presently configured had been unable to achieve an efficient operating size, and in Scudder Kemper's judgment were unlikely to do so as currently structured. As a result, Scudder Kemper proposed, and the Trustees considered, the merger of each portfolio of the Acquired Trust with and into a Pathway Fund with similar investment objectives and policies. The Independent Trustees of the Farmers Funds reviewed the potential implications of these proposals for each Farmers Fund. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters.

         Following the conclusion of this process, the Board of each Farmers Fund, including the Independent Trustees of each Farmers Fund, approved the terms of the Reorganizations and certain related proposals. The Independent Trustees have also unanimously agreed to recommend that the Reorganizations be approved by each Farmers Fund's shareholders.

         In determining to recommend that the shareholders of each Farmers Fund approve the Reorganizations, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of each Farmers Fund and the estimated operating expenses of each corresponding Pathway Fund, and between the estimated operating expenses of each Pathway Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of each Reorganization and whether a Reorganization would result in the dilution of shareholder interests; (c) the compatibility of each Farmers Fund's and Pathway Fund's investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Farmers Fund and Pathway Fund; (e) prospects for each participating Pathway Fund to attract additional assets; (f) the tax consequences of each Reorganization on the relevant Farmers Fund, Pathway Fund and their respective shareholders; and
(g) the investment performance of each Farmers Fund and Pathway Fund.

         The Trustees also considered the impact of each Reorganization on the total expenses to be borne by shareholders of each Farmers Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio for each combined Fund following the Reorganization is substantially lower than the current expense ratio for the relevant Farmers Fund. The Board also considered that the Reorganizations would permit the shareholders of each Farmers Fund to pursue similar investment goals in a larger fund. Finally, the Board considered the fact that Scudder Kemper would pay all costs associated with the proposed Reorganizations.

         Based on all of the foregoing, the Board concluded that each Farmers Fund's participation in the Reorganizations would be in the best interests of the Farmers Fund and would not dilute the interests of the Farmers Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Farmers Funds approve the Reorganizations.

Description of the Securities to Be Issued

         The Pathway Funds are series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated July 1, 1994, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. The Pathway Funds are the only three series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The shares of the Pathway Funds are currently divided into five classes, Class S, Class AARP, Class A, Class B and Class C. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expenses in connection with different methods of distribution and certain other matters.

         Each share of each class of a Pathway Fund represents an interest in the Pathway Fund that is equal to and proportionate with each other share of that class of the Pathway Fund. Pathway Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of Farmers Funds and the rights of shareholders of the Pathway Funds.

Federal Income Tax Consequences

         Each Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Pathway Funds of all or substantially all of the assets of Farmers Funds in exchange solely for Class A and Class B shares and the assumption by the Pathway Funds of all of the liabilities of Farmers Funds, followed by the distribution of such shares to Farmers Funds' shareholders in exchange for their shares of Farmers Funds in complete liquidation of Farmers Funds, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Pathway Funds and Farmers Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Farmers Funds upon the transfer of all or substantially all of its assets to the Pathway Funds in exchange solely for Class A and Class B shares and the assumption by the Pathway Funds of all of the liabilities of Farmers Funds or upon the distribution of the Class A and Class B shares to shareholders of Farmers Funds in exchange for their shares of Farmers Funds; (iii) the basis of the assets of Farmers Funds in the hands of the Pathway Funds will be the same as the basis of such assets of Farmers Funds immediately prior to the transfer; (iv) the holding period of the assets of Farmers Funds in the hands of the Pathway Funds will include the period during which such assets were held by Farmers Funds; (v) no gain or loss will be recognized by the Pathway Funds upon the receipt of the assets of Farmers Funds in exchange for Class A and Class B shares and the assumption by the Pathway Funds of all of the liabilities of Farmers Funds; (vi) no gain or loss will be recognized by the shareholders of Farmers Funds upon the receipt of the Class A and Class B shares solely in exchange for their shares of Farmers Funds as part of the transaction; (vii) the basis of the Class A and Class B shares received by each shareholder of Farmers Funds will be the same as the basis of the shares of Farmers Funds exchanged therefor; and (viii) the holding period of Class A and Class B shares received by each shareholder of Farmers Funds will include the holding period during which the shares of Farmers Funds exchanged therefor were held, provided that at the time of the exchange the shares of Farmers Funds were held as capital assets in the hands of such shareholder of Farmers Funds.

         After the Closing, each Pathway Fund may dispose of certain securities received by it from a Farmers Fund in connection with the Reorganizations, which may result in transaction costs and capital gains.

         While Farmers Funds are not aware of any adverse state or local tax consequences of the proposed Reorganizations, they have not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Expenses of the Transaction

         Scudder Kemper has agreed to pay all expenses incurred in connection with the Reorganizations. The Independent Trustees of the Farmers Funds are not entitled to benefits under any pension or retirement plan. A one-time benefit will be provided to each Independent Trustee of the Farmers Funds who will not serve on the board of the Pathway Funds. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of merging the Farmers Funds with and into the Pathway Funds, Scudder Kemper has agreed to pay the entire cost of this benefit, which is expected to be an amount equal to two times each non-continuing Independent Trustee's annual compensation from the Farmers Funds, without giving effect to any fee waiver or deferral arrangements.

Legal Matters

         Certain legal matters concerning the federal income tax consequences of the Reorganizations will be passed on by Willkie Farr & Gallagher, 787 7th Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of the Pathway Funds will be passed on by Dechert, Ten Post Office Square, South, Boston, Massachusetts 02109.

Capitalization

         The following table shows on an unaudited basis the capitalization of Pathway Conservative Portfolio and Farmers Income Portfolio as of September 30, 2000 and on a pro forma basis, as of that date, giving effect to the
Reorganization:


                                Pathway           Farmers        Pro             Pro
                                Conservative      Income         Forma           Forma
                                Portfolio         Portfolio      Adjustments     Combined(1)

Net Asset Value

S Class.......................  $  28,443,661                                    $  28,443,661
AARP Shares...................  $  75,448,906                                    $  75,448,906
Class A Shares................                    $ 287,115                      $     287,115
Class B Shares................                    $  70,102                      $      70,102
Total Net Assets..............                                                   $ 104,249,784

Shares Outstanding

S Class.......................       2,336,452                                       2,336,452
AARP Shares...................       6,196,137                                       6,196,137
Class A Shares................                        25,332       (1,747)              23,585
Class B Shares................                         6,184         (426)               5,758

Net Asset Value per Share

S Class.......................  $     12.17                                      $       12.17
AARP Shares...................  $     12.18                                      $       12.18
Class A Shares................                    $    11.33                     $       12.17
Class B Shares................                    $    11.34                     $       12.17


(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of Pathway Conservative Portfolio will be received by the shareholders of Farmers Income Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Conservative Portfolio that actually will be received on or after such date.

         The following table shows on an unaudited basis the capitalization of Pathway Moderate Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio and Farmers Growth with Income Portfolio as of September 30, 2000 and on a pro forma basis, as of that date, giving effect to the
Reorganizations:

                                                   Farmers                         Farmers
                               Pathway           Income with      Farmers         Growth with        Pro Forma        Pro Forma
                               Moderate            Growth        Balanced           Income           Adjustments      Combined(1)
                               Portfolio          Portfolio      Portfolio         Portfolio

Net Asset Value

S Class...................  $   251,643,694                                                                          $ 251,643,694
Class A Shares............                      $  608,243     $    867,951     $     873,525                        $   2,349,719
Class B Shares............                      $  384,699     $  1,148,062     $   1,110,665                        $   2,643,426
Total Net Assets..........                                                                                           $ 256,636,839

Shares Outstanding

S Class...................       18,211,066                                                                            18,211,066
Class A Shares............                          46,786           66,615            67,369         (10,724)            170,046
Class B Shares............                          29,642           88,205            85,935         (12,481)            191,301

Net Asset Value per Share

S Class...................  $    13.82                                                                               $      13.82
Class A Shares............                    $      13.00    $         13.03 $          12.97                       $      13.82
Class B Shares............                    $      12.98    $         13.02 $          12.92                       $      13.82

(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of Pathway Moderate Portfolio will be received by the shareholders of Farmers Income with Growth Portfolio, Farmers Balanced Portfolio and Farmers Growth with Income Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Moderate Portfolio that actually will be received on or after such date.

         The following table shows on an unaudited basis the capitalization of Pathway Growth Portfolio and Farmers Growth Portfolio as of September 30, 2000 and on a pro forma basis, as of that date, giving effect to the Reorganization:


                                  Pathway           Farmers            Pro         Pro Forma
                                   Growth           Growth            Forma       Combined(1)
Net Asset Value                   Portfolio         Portfolio      Adjustments

S Class........................$  123,151,028                                    $ 123,151,028
AARP Shares....................$  133,314,183                                    $ 133,314,183
Class A Shares.................                     $ 2,755,302                  $   2,755,302
Class B Shares.................                     $ 1,698,677                  $   1,698,677
Total Net Assets...............                                                  $ 260,919,190

Shares Outstanding

S Class........................     8,047,782                                        8,047,782
AARP Shares....................     8,711,832                                        8,711,832
Class A Shares.................                         204,709      (24,653)          180,056
Class B Shares.................                         126,759      (15,752)          111,007

Net Asset Value per Share

S Class........................$      15.30                                           $  15.30
AARP Shares....................$      15.30                                           $  15.30
Class A Shares.................                     $   13.46                         $  15.30
Class B Shares.................                     $   13.40                         $  15.30


(1) Assumes the Reorganization had been consummated on September 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of Pathway Growth Portfolio will be received by the shareholders of Farmers Growth Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Pathway Growth Portfolio that actually will be received on or after such date.

                The Board of Trustees unanimously recommends that
             shareholders of each Farmers Fund vote FOR the Proposal
                       that relates to the Reorganization

                of their Fund into a corresponding Pathway Fund.

                             ADDITIONAL INFORMATION

Information about the Funds

         Additional information about the Trusts, the Funds and the Reorganizations has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-[ ].

         The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

Interests of Certain Persons

         The Investment Manager has a financial interest in the Reorganizations because it manages all of the Underlying Funds in which the Pathway Funds invest, but only certain of the Underlying Funds in which the Farmers Funds invest. Accordingly, the Investment Manager may benefit from increased fees as a result of the Reorganizations.

General

         Proxy  Solicitation.   Proxy  solicitation  costs  will  be  considered
Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

         Any shareholder of a Farmers Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Farmers Funds, c/o Scudder Kemper Investments, Inc., at the address for Farmers Funds shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the applicable Farmers Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

         The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of a Farmers Fund entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of a Farmers Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker
"non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by Farmers Funds from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

         Each Farmers Fund will vote separately on the Proposal relating to its reorganization into its corresponding Pathway Fund. Approval of a Proposal requires the affirmative vote of the holders of a majority of each Farmers Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on the applicable Proposal.

         Holders of record of the shares of each Farmers Fund at the close of business on January 10, 2001 will be entitled to one vote per share on all business of the Meeting. As of January 10, 2001 there were [___] Class A shares and [___] Class B shares of Farmers Income Portfolio outstanding; there were [___] Class A shares and [___] Class B shares of Farmers Income with Growth Portfolio outstanding; there were [___] Class A shares and [___] Class B shares of Farmers Balanced Portfolio outstanding; there were [___] Class A shares and [___] Class B shares of Farmers Growth with Income Portfolio outstanding; and there were [___] Class A shares and [___] Class B shares of Farmers Growth Portfolio outstanding.

         [Appendix 1 hereto sets forth the beneficial owners of more than 5% of each class of each Farmers Fund's and Pathway Fund's shares. To the best of each Trust's knowledge, as of ___________ ___, 2000, no person owned beneficially more than 5% of a class of either a Pathway Fund's or Farmers Fund's outstanding shares, except as stated on Appendix 1].

         Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $[ ], all of which will be borne by Scudder Kemper. As the Meeting date approaches, certain shareholders of Farmers Funds may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Farmers Funds. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

         In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

         Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

         If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-[ ]. Any proxy given by a shareholder is revocable until voted at the Meeting.

         Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

         Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the applicable Farmers Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

By Order of the Board,


/s/ John Millette
John Millette
Secretary

                        INDEX OF EXHIBITS AND APPENDICES

EXHIBIT A:    FORM OF AGREEMENT AND PLAN OF REORGANIZATION......................

EXHIBIT B:    MANAGEMENT'S DISCUSSION OF PATHWAY CONSERVATIVE...................
              PORTFOLIO'S, PATHWAY MODERATE PORTFOLIO'S AND
              PATHWAY GROWTH PORTFOLIO'S PERFORMANCE............................

APPENDIX 1: BENEFICIAL OWNERS OF FUND SHARES....................................

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [ ] day of [ ], 2001, by and between Scudder Pathway Series (the "Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder Pathway
Series: Conservative Portfolio, Scudder Pathway Series: Moderate Portfolio and Scudder Pathway Series: Growth Portfolio, each a separate series of the Acquiring Trust (each, an "Acquiring Fund" and together, the "Acquiring Funds") and Farmers Investment Trust (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and together the "Trusts"), a Massachusetts business trust, on behalf of Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio, each a separate series of the Acquired Trust (each, an "Acquired Fund" and together, the "Acquired Funds") (each Acquiring Fund or Acquired Fund referred to as a "Fund" and together, the "Funds"). The principal place of business of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110-4103 and the principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all or substantially all of the assets of each Acquired Fund to its respective Acquiring Fund in exchange solely for Class A and Class B voting shares of beneficial interest of ($0.01 par value per share) of its respective Acquiring Fund (the "Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of all of the liabilities of its respective Acquired Fund; and
(iii) the distribution of the Acquiring Fund Shares to the Class A and Class B shareholders of each Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO ITS RESPECTIVE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF EACH ACQUIRED FUND

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its respective Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and each Acquiring Fund agrees in exchange therefor (i) to deliver to its respective Acquired Fund that number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of its respective Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of its respective Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

         1.2. The assets of each Acquired Fund to be acquired by its respective Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund prepared as of the effective time of its respective Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each Acquired Fund immediately before its respective Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

         1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to its respective Closing Date as defined in section 3.1.

         1.4. On or as soon as practicable prior to its Closing Date as defined in section 3.1, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through its respective Closing Date.

         1.5. Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to such Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by such Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of each Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to the Class A and Class B Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the applicable Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of each Acquired Fund will simultaneously be cancelled on the books of that Acquired Fund, although share certificates representing interests in Class A and Class B shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. No Acquiring Fund will issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.6. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

         1.7. Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the applicable Acquired Fund.

         1.8. All books and records of each Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to its respective Acquiring Fund from and after its Closing Date and shall be turned over to its respective Acquiring Fund as soon as practicable following its Closing Date.

2.       VALUATION

         2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding each respective Closing Date, as defined in
Section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in each Acquiring Fund's Declaration of Trust, as amended, and then-current prospectus or statement of additional information.

         2.2. The net asset value of a Class A and Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1.

         2.3. The number of Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A and Class B shares of each Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

         2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing of the transactions contemplated by this Agreement shall be [ ], 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

          3.2. Each Acquired Fund shall deliver to its respective Acquiring Fund on the Closing Date a schedule of Assets.

         3.3. State Street Bank and Trust Company ("State Street"), custodian for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for each Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Acquired Fund to the custodian for each Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by each Acquired Fund as of the Closing Date by each Acquired Fund for the account of its respective Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for its respective Acquiring Fund. The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.4. State Street, as transfer agent for each Acquired Fund, on behalf of each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of each Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding each Class A and Class B Acquired Fund shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to its respective Acquired Fund or provide evidence satisfactory to its respective Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

         3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A and Class B shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

          4.1. The Acquired Trust, on behalf of each Acquired Fund, represents and warrants to the respective Acquiring Fund as follows:

         (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

         (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended [ ], 200[ ], have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the respective Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since [ ], 200[ ], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the applicable Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund's liabilities, or the redemption of Acquired Fund's shares by Acquired Fund Shareholders shall not constitute a material adverse change;

         (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

         (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired
Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of State Street, as provided in section
3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

         (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

         (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

          4.2. The Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants to the respective Acquired Fund as follows:

         (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

         (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended [ ], 200[ ], have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (g) Since [ ], 200[ ], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

         (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

         (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

         (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

         (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

         (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

         (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

         (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1. Each Acquiring Fund and Acquired Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

         5.2. Upon reasonable notice, each Acquiring Fund's officers and agents shall have reasonable access to its respective Acquired Fund's books and records necessary to maintain current knowledge of its respective Acquired Fund and to ensure that the representations and warranties made by its respective Acquired Fund are accurate.

         5.3. Each Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [ ], 2001.

         5.4. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.5. Each Acquired Fund covenants that it will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

         5.6. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. Each Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. Each Acquired Fund will provide its respective Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

         5.8. Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by its respective Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.9. Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that each Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

         5.10. Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by its respective Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as its respective Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

         5.11. As soon as reasonably practicable after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

         5.12. Each Acquiring Fund and Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

         The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquiring Fund, its adviser or any of their affiliates) against an Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to an Acquired Fund which an Acquired Fund reasonably believes might result in such litigation.

         6.2. Each Acquiring Fund shall have delivered to its respective Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

         6.3. Each Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Funds, and dated as of the Closing Date, to the effect that:

         (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

         6.4. Each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Acquiring Fund on or before the Closing Date.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         7.1. All representations and warranties of the Acquired Trust, on behalf of each Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than an Acquired Fund, its adviser or any of their affiliates) against an Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to an Acquiring Fund which an Acquiring Fund reasonably believes might result in such litigation.

         7.2. Each Acquired Fund shall have delivered to its respective Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

         7.3. Each Acquired Fund shall have delivered to its respective Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

         7.4. Each Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Funds, and dated as of the Closing Date, to the effect that:

         (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

         7.5. Each Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by each Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND ACQUIRED FUND

         If any of the conditions set forth below have not been met on or before the Closing Date with respect to each Acquired Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. This Agreement and the transactions contemplated herein, with respect to each Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.1.

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by an Acquiring Fund or an Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or an Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The parties shall have received opinions of Willkie Farr & Gallagher addressed to each Acquiring Fund and Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Fund and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.       INDEMNIFICATION

         9.1. Each Acquiring Fund agrees to indemnify and hold harmless its respective Acquired Fund and each of such Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         9.2. Each Acquired Fund agrees to indemnify and hold harmless its respective Acquiring Fund and each of such Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.      FEES AND EXPENSES

         10.1. Each of the Acquiring Fund on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

         10.2. Scudder Kemper will bear all expenses associated with the Reorganization. Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

11.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         11.1. Each Acquiring Fund and each Acquired Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         11.2.  Except  as  specified  in the next  sentence  set  forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.      TERMINATION

         12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by any party as it relates to the transaction applicable to such party by (i) mutual agreement of the parties, or
(ii) by either party if the Closing shall not have occurred on or before [ ] , 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Trust and any authorized officer of the Acquiring Trust; provided, however, that following the meeting of each Acquired Fund's Shareholders called by the Acquired Trust pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert, Ten Post Office Square South,
Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.      HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of each Acquiring Fund and each Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

         Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

         15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                    FARMERS INVESTMENT TRUST
                           on behalf of Farmers Income Portfolio, Farmers Income
                           with Growth Portfolio, Farmers Balanced Portfolio,
_____________________      Farmers Growth with Income Portfolio and
Secretary                  Farmers Growth Portfolio



                           By:___________________________
                           Its:__________________________

Attest:                    SCUDDER PATHWAY SERIES
                           on behalf of Scudder Pathway Series:  Conservative
_________________________  Portfolio, Scudder Pathway Series: Moderate Portfolio
Secretary                  and Scudder Pathway Series: Growth Portfolio



                           By:___________________________
                           Its:__________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.


By:_________________________________
Its:_________________________________

                                   Schedule A

Farmers Fund (Acquired Fund)     Pathway Fund (Acquiring Fund)

Farmers Income Portfolio         Scudder Pathway Series: Conservative Portfolio

Farmers Income with              Scudder Pathway Series: Moderate Portfolio
   Growth Portfolio

Farmers Balanced Portfolio       Scudder Pathway Series: Moderate Portfolio

Farmers Growth with              Scudder Pathway Series: Moderate Portfolio
   Income Portfolio

Farmers Growth Portfolio         Scudder Pathway Series: Growth Portfolio

                                    EXHIBIT B

 [Management's Discussion of Pathway Conservative Portfolio's, Pathway Moderate
             Portfolio's and Pathway Growth Portfolio's Performance]

                                   APPENDIX 1

                       [Beneficial Owners of Fund Shares]

                                     PART B

                             SCUDDER PATHWAY SERIES

 -------------------------------------------------------------------------------

                       Statement of Additional Information
                                  [Date], 2001

 -------------------------------------------------------------------------------

Acquisition of the Assets By and in Exchange for shares of beneficial interest of of each portfolio series of the three series of Farmers Investment Trust Scudder Pathway Series (the "Acquiring Trust") 222 South Riverside Plaza Two International Place Chicago, IL 60606 Boston, MA 02110-4103

         This Statement of Additional Information is available to the shareholders of each series of Farmers Investment Trust (Farmers Income Portfolio, Farmers Income with Growth Portfolio, Farmers Balanced Portfolio, Farmers Growth with Income Portfolio and Farmers Growth Portfolio) (each, a "Farmers Fund" and collectively, the "Farmers Funds") in connection with a proposed transaction whereby three series of the Acquiring Trust (Scudder
Pathway Series: Conservative Portfolio; Scudder Pathway Series: Balanced Portfolio; and Scudder Pathway Series: Growth Portfolio) (each a "Pathway Fund" and collectively, the "Pathway Funds") will acquire all or substantially all of the assets and all of the liabilities of its corresponding Farmers Fund in exchange for the Class A and Class B shares of beneficial interest of the applicable Pathway Fund (each, a "Reorganization" and collectively, the "Reorganizations").

         This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganizations. This Statement of Additional Information consists of this cover page and the following documents:

1. Pathway Funds' statement of additional information dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on [ ], 2000 (File No. [ ]) and is incorporated by reference herein.

2. Pathway Funds' annual report to shareholders for the fiscal year ended August 31, 2000, which was previously filed with the Commission via EDGAR on October 18, 2000 (File No. 811-08606) and is incorporated by reference herein.

3. Farmers Funds' prospectus dated September 1, 2000, which was previously filed with the Commission via EDGAR on August 31, 2000 (File No. 333-66385) and is incorporated by reference herein.

4. Farmers Funds' statement of additional information dated September 1, 2000, which was previously filed with the Commission via EDGAR on August 31, 2000 (File No. 333-66385) and is incorporated by reference herein.

5. Farmers Funds' annual report to shareholders for the fiscal year ended April 30, 2000, which was previously filed with the Commission via EDGAR on September 5, 2000 (File No. 811-09085) and is incorporated by reference herein.

         This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated [Date], 2000 relating to the Reorganizations may be obtained by writing Farmers Funds at 222 South Riverside Drive, Chicago, IL 60606 or by calling [ ] at 1-800-[ ]. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                            PART C. OTHER INFORMATION

Item 15.         Indemnification

                 A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                 Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                 Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the
                 Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                 Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                 Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                (b) No indemnification shall be provided hereunder to a Trustee or officer:

                         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                          (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                          (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A)         by  the  court  or  other   body
                                                approving   the   settlement  or
                                                other disposition; or

                                    (B)         based  upon a review of  readily
                                                available facts (as opposed to a
                                                full trial-type  inquiry) by (x)
                                                vote  of  a   majority   of  the
                                                Disinterested Trustees acting on
                                                the  matter   (provided  that  a
                                                majority  of  the  Disinterested
                                                Trustees  then in office  act on
                                                the   matter)  or  (y)   written
                                                opinion  of  independent   legal
                                                counsel.

                        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                        (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding  of the  character  described  in
                                    paragraph  (a) of  this  Section  4.3 may be
                                    advanced   by  the  Trust   prior  to  final
                                    disposition   thereof  upon  receipt  of  an
                                    undertaking by or on behalf of the recipient
                                    to repay  such  amount  if it is  ultimately
                                    determined   that  he  is  not  entitled  to
                                    indemnification   under  this  Section  4.3,
                                    provided that either:

                                    (i)         such undertaking is secured by a
                                                surety   bond  or   some   other
                                                appropriate security provided by
                                                the  recipient,   or  the  Trust
                                                shall be insured  against losses
                                                arising    out   of   any   such
                                                advances; or

                                    (ii)        a majority of the  Disinterested
                                                Trustees  acting  on the  matter
                                                (provided that a majority of the
                                                Disinterested  Trustees  act  on
                                                the  matter)  or an  independent
                                                legal   counsel   in  a  written
                                                opinion shall  determine,  based
                                                upon   a   review   of   readily
                                                available facts (as opposed to a
                                                full trial-type  inquiry),  that
                                                there is reason to believe  that
                                                the recipient ultimately will be
                                                found         entitled        to
                                                indemnification.

                 As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.         Exhibits

                 (1)(a)(1) Declaration of Trust dated July 1, 1994, is incorporated by reference to the Registrant's original Registration
                                        Statement on Form N-1A,  as amended (the
                                        "Registration Statement").

                 (1)(a)(2) Certificate of Amendment to Declaration of Trust dated January 10, 1995, is
                                        incorporated     by     reference     to
                                        Pre-Effective  Amendment  No.  1 to  the
                                        Registration Statement.

                 (1)(a)(3) Certificate of Amendment to Declaration of Trust dated September 16, 1996, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                 (1)(a)(4) Establishment and Designation of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP with respect to Balanced Portfolio, Conservative
                                        Portfolio   and  Growth   Portfolio   is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No.  8 to the
                                        Registration Statement.

                 (2)                    By-Laws,   dated   July  1,   1994,   is
                                        incorporated   by   reference   to   the
                                        original Registration Statement.

                 (3)                    Inapplicable.

                 (4)                    Form   of   Agreement    and   Plan   of
                                        Reorganization filed as Exhibit A to Part A herein.

                 (5)                    Inapplicable.

                 (6) Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement.

                 (7)(e)(1) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post Effective Amendment No. 5 to the Registration Statement. (Previously
                                        filed as Exhibit  (e) to  Post-Effective
                                        Amendment No. 5.)

                 (7)(e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated May 18, 2000, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (8)                    Inapplicable.

                 (9)(g)(1) Custodian Contract between the Registrant and State Street Bank and Trust Company, dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement.

                 (9)(g)(2) Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement.

                 (10)(n)(1) Plan with respect to Scudder Pathway Balanced Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (10)(n)(2) Plan with respect to Scudder Pathway Conservative Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (10)(n)(3) Plan with respect to Scudder Pathway Growth Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (10)(n)(4) Amended and Restated Plan with respect to Scudder Pathway Balanced Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (10)(n)(5) Amended and Restated Plan with respect to Scudder Pathway Conservative Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (10)(n)(6) Amended and Restated Plan with respect to Scudder Pathway Growth Portfolio pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (11) Opinion and Consents of Dechert filed herein.

                 (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

                 (13)(h)(1)(a)          Special Servicing  Agreement between the
                                        Registrant,   the   Underlying   Scudder
                                        Funds,   Scudder  Service   Corporation,
                                        Scudder  Fund  Accounting   Corporation,
                                        Scudder   Trust   Company  and  Scudder,
                                        Stevens & Clark, Inc. dated November 15,
                                        1996, is incorporated by reference to Post-Effective Amendment No. 1 to the
                                        Registration Statement.

                 (13)(h)(1)(b)          Amendment to Special Servicing Agreement
                                        between  Registrant  and the  Underlying
                                        Scudder   Funds,    Scudder    Servicing
                                        Corporation,   Scudder  Fund  Accounting
                                        Corporation,  Scudder  Trust Company and
                                        Scudder   Stevens  &  Clark   dated  May
                                        15,1997, is incorporated by reference to Post-Effective Amendment No. 4 to the
                                        Registration Statement.

                 (13)(h)(2) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement.

                 (13)(h)(3) COMPASS Service Agreement between the Registrant and Scudder Trust Company, dated November 15, 1996, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement.

                 (13)(h)(4)(a)          Fund   Accounting   Services   Agreement
                                        between    Scudder    Pathway    Series:
                                        Conservative  Portfolio and Scudder Fund
                                        Accounting  Corporation  dated  November
                                        15, 1996, is incorporated by reference to Post-Effective Amendment No. 1 to the
                                        Registration Statement.

                 (13)(h)(4)(b)          Fund   Accounting   Services   Agreement
                                        between Scudder Pathway Series: Balanced
                                        Portfolio  and Scudder  Fund  Accounting
                                        Corporation  dated November 14, 1996, is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No.  1 to the
                                        Registration Statement.

                 (13)(h)(4)(c)          Fund   Accounting   Services   Agreement
                                        between Scudder  Pathway Series:  Growth
                                        Portfolio  and Scudder  Fund  Accounting
                                        Corporation  dated November 14, 1996, is
                                        incorporated     by     reference     to
                                        Post-Effective  Amendment  No.  1 to the
                                        Registration Statement.

                 (13)(h)(5) Form of Administrative Agreement between the Registrant and Scudder Kemper Investments, Inc. dated September 25, 2000, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement.

                 (14) Consents of PricewaterhouseCoopers LLP filed herein.

                 (15)                   Inapplicable.

                 (16)                   Powers of Attorney filed herein.

                 (17)                   Form of Proxy filed herein.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Pathway Series has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 15th day of November, 2000.

                                                     SCUDDER PATHWAY SERIES



                                                     By:  /s/  Linda C. Coughlin

                                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                       TITLE                   DATE

/s/  Linda C. Coughlin           President & Trustee      November 15, 2000
     Linda C. Coughlin

/s/  Henry P. Becton, Jr.*             Trustee            November 15, 2000
     Henry P. Becton, Jr.

/s/  Dawn-Marie Driscoll*              Trustee            November 15, 2000
     Dawn-Marie Driscoll

/s/  Edgar R. Fiedler*                 Trustee            November 15, 2000
     Edgar R. Fiedler

/s/  Keith R. Fox*                     Trustee            November 15, 2000
     Keith R. Fox

/s/ Joan Edelman Spero*                Trustee            November 15, 2000
    Joan Edelman Spero

/s/  Jean Gleason Stromberg*           Trustee            November 15, 2000
     Jean Gleason Stromberg

/s/  Jean C. Tempel*                   Trustee            November 15, 2000
     Jean C. Tempel

/s/  Steven Zaleznick*                 Trustee            November 15, 2000
     Steven Zaleznick

/s/  John R. Hebble               Treasurer (Principal    November 15, 2000
     John R. Hebble               Financial and
                                  Accounting Office)


*By:     /s/  Joseph R. Fleming                           November 15, 2000
              Joseph R. Fleming, Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically herewith.